MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Major Customers) (Details) (Revenue [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	78.00%	81.00%	68.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	5.00%	1.00%	5.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	10.00%	12.00%	11.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage		11.00%	9.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	16.00%	20.00%	32.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	2.00%	2.00%	11.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	22.00%	17.00%	6.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	13.00%	17.00%	5.00%
Customer H [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	10.00%